BALANCE SHEETS - USD ($)		Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash		$ 56,363,000		$ 12,639	$ 208,536	$ 419,667	$ 535,946	$ 24,945
Prepaid income taxes				0	95,275		0
Prepaid expenses		3,198,000		54,375	3,966		52,295
Total Current Assets		112,000,000		67,014	307,777		588,241
Investments held in Trust Account				71,786,097	215,385,757		212,916,691
TOTAL ASSETS		232,626,000		71,853,111	215,693,534		213,504,932
Current Liabilities
Accounts payable and accrued expenses				2,671,103	334,619		201,392
Income taxes payable				32,732	0		555,449
Total Current Liabilities		21,681,000		3,303,835	334,619		756,841
Deferred underwriting fees				7,280,000	7,280,000		7,280,000
Total Liabilities		200,682,000		10,583,835	7,614,619		8,036,841
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 20,106,823 and 19,848,325 shares as of December 31, 2019 and 2018, respectively (at redemption value of $10.10 per share)					203,078,914		200,468,083
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding as of December 31, 2019 and 2018							0
Common Stock, Value, Issued	[1]	6,000			0
Additional paid-in capital		548,975,000	[1]	3,302,226	711,409		3,322,214
Retained earnings		(517,037,000)	[1]	1,697,124	4,288,003		1,677,179
Total Stockholders' Equity		31,944,000	[1]	5,000,004	5,000,001	$ 5,000,009	5,000,008	$ 22,216
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 232,626,000		71,853,111	215,693,534		213,504,932
Common Class A [Member]
Current Liabilities
Common stock subject to possible redemption, $0.0001 par value; 20,106,823 and 19,848,325 shares as of December 31, 2019 and 2018, respectively (at redemption value of $10.10 per share)				56,269,272	203,078,914
Stockholders' Equity:
Common Stock, Value, Issued				134	69		95
Common Class B [Member]
Stockholders' Equity:
Common Stock, Value, Issued				$ 520	$ 520		$ 520

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.